RELATED PARTY TRANSACTIONS (Details Textual)	1 Months Ended
	Jun. 29, 2014 USD ($)	Jun. 29, 2014 CNY (¥)	Jun. 29, 2012 USD ($)	Jun. 29, 2012 CNY (¥)	Sep. 30, 2010 USD ($)	Sep. 30, 2010 CNY (¥)	Sep. 30, 2015 m²	Sep. 30, 2013	Aug. 10, 2010 USD ($)	Aug. 10, 2010 CNY (¥)
Related Party Transaction [Line Items]
Operating Leases, Rent Expense	$ 3,970	¥ 24,480
Office Floor Area							184.8
Xi'an Hu County Yuxing Agriculture Technology Development Co., Ltd [Member]
Related Party Transaction [Line Items]
Contract Value									$ 458,000	¥ 3,030,000
Revenue To Contract Value Percentage								44.00%
Xi'an Hu County Yuxing Agriculture Technology Development Co., Ltd [Member] | New Lease Agreement [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense					$ 1,600	¥ 10,800
Xi'an Hu County Yuxing Agriculture Technology Development Co., Ltd [Member] | Old Lease Agreement [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense			$ 3,867	¥ 24,480